Royalty, stream and other interests - Disclosure of detailed information about royalty interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Royalty, Stream And Other Interests [Line Items]
Beginning balance	$ 1,378,253	$ 1,154,801
Additions	291,108	124,209
Depletion	(56,393)	(51,355)
Impairment	(47,619)	(1,818)
Currency conversion adjustments	(12,238)	30,363
Recognition of royalty and stream interests following the deconsolidation of Osisko Development		122,053
Ending balance	1,553,111	1,378,253
Royalty interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	879,075	703,113
Additions	76,472	123,359
Depletion	(24,016)	(27,362)
Impairment	(9,000)	(1,818)
Currency conversion adjustments	(2,868)	8,282
Recognition of royalty and stream interests following the deconsolidation of Osisko Development		73,501
Ending balance	919,663	879,075
Stream interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	484,590	438,032
Additions	214,636	850
Depletion	(32,377)	(23,993)
Impairment	(38,619)	0
Currency conversion adjustments	(9,029)	21,149
Recognition of royalty and stream interests following the deconsolidation of Osisko Development		48,552
Ending balance	619,201	484,590
Offtake interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	14,588	13,656
Additions	0	0
Depletion	0	0
Impairment	0	0
Currency conversion adjustments	(341)	932
Recognition of royalty and stream interests following the deconsolidation of Osisko Development		0
Ending balance	14,247	14,588
Producing [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	537,834
Cost	1,415,950	1,200,406
Accumulated depletion and impairments	(756,630)	(662,572)
Ending balance	659,320	537,834
Producing [Member] | Royalty interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	210,424
Cost	643,350	634,058
Accumulated depletion and impairments	(449,099)	(423,634)
Ending balance	194,251	210,424
Producing [Member] | Stream interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	327,410
Cost	772,600	566,348
Accumulated depletion and impairments	(307,531)	(238,938)
Ending balance	465,069	327,410
Producing [Member] | Offtake interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	0
Cost	0	0
Accumulated depletion and impairments	0	0
Ending balance	0	0
Development [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	528,611
Cost	627,114	612,845
Accumulated depletion and impairments	(81,860)	(84,234)
Ending balance	545,254	528,611
Development [Member] | Royalty interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	367,092
Cost	407,121	367,845
Accumulated depletion and impairments	(853)	(753)
Ending balance	406,268	367,092
Development [Member] | Stream interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	156,503
Cost	187,528	211,755
Accumulated depletion and impairments	(53,441)	(55,252)
Ending balance	134,087	156,503
Development [Member] | Offtake interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	5,016
Cost	32,465	33,245
Accumulated depletion and impairments	(27,566)	(28,229)
Ending balance	4,899	5,016
Exploration and evaluation [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	311,808
Cost	359,294	314,934
Accumulated depletion and impairments	(10,757)	(3,126)
Ending balance	348,537	311,808
Exploration and evaluation [Member] | Royalty interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	301,559
Cost	329,209	304,685
Accumulated depletion and impairments	(10,065)	(3,126)
Ending balance	319,144	301,559
Exploration and evaluation [Member] | Stream interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	677
Cost	20,737	677
Accumulated depletion and impairments	(692)	0
Ending balance	20,045	677
Exploration and evaluation [Member] | Offtake interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	9,572
Cost	9,348	9,572
Accumulated depletion and impairments	0	0
Ending balance	$ 9,348	$ 9,572